UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     March 31, 2003

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      DARMEL MANAGEMENT LLC
Address:   666 THIRD AVENUE
           NEW YORK, NY  10017-4011



13F File Number:  28-10190

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    NEIL GOLDSTEIN
Title:   CEO
Phone:   212-455-9700

Signature, Place, and Date of Signing:

  NEIL GOLDSTEIN  666 THIRD AVE. NEW YORK, N.Y. 10017-4001  May 12, 2003


Report Type (Check only one.):

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      34

Form 13F Information Table Value Total:        42,502,554



List of Other Included Managers:



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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- -------

ALLEN TELECOM INC              CS               018091108      917    94000 SH       SOLE                    94000
AMR CORP-DEL                   CS               001765106      231   110000 SH       SOLE                   110000
BANK UNITED CORP. RTS.         CS               065416117       48   403650 SH       SOLE                   403650
BAXTER INTERNATIONAL INC.      CS               071813125        1   167500 SH       SOLE                   167500
CALPINE CORP. JAN 2004 5 PUTS  PUT              222333444      484   190000 SH  PUT  SOLE                   190000
CELERITEK INC.                 CS               150926103       76    10000 SH       SOLE                    10000
DREYERS GRAND ICE CREAM INC.   CS               261878102     1587    22900 SH       SOLE                    22900
DREYERS GRAND ICE CREAM SEP 75 CALL             261878102       75    50000 SH  CALL SOLE                    50000
F & M BANCORP                  CS               302367107     4093    93000 SH       SOLE                    93000
FIDELITY BANCORP INC           CS               31583B105      599    20238 SH       SOLE                    20238
FIRST VIRGINIA BANKS INC.      CS               337477103     6002   153000 SH       SOLE                   153000
GENESIS MICROCHIP INC. (DEL)   CS               37184C103     1833   146879 SH       SOLE                   146879
GUCCI GROUP NV                 CS               401566104     1430    15000 SH       SOLE                    15000
HBC HLDGS JUL 22 1/2 PUT       PUT              404280406        4    20000 SH  PUT  SOLE                    20000
HEALTHSOUTH COPR JUNE 5 CALL   CALL             421924101        3    55000 SH  CALL SOLE                    55000
HEALTHSOUTH CORP               CS               421924101        9   100000 SH       SOLE                   100000
HISPANIC BROADCASTING CORP     CS               43357B104     2107   102000 SH       SOLE                   102000
HOLLY CORP.                    CS               435758305     1396    48800 SH       SOLE                    48800
HOUSEHOLD INTL. INC.           CS               441815107     4131   146400 SH       SOLE                   146400
HSBC HLDGS APR 20 PUT ( 53 HBC PUT              404280406        1    14700 SH  PUT  SOLE                    14700
INDIGO NV CONTINGENT VALUE RTS CS               N44CVR996        0    56527 SH       SOLE                    56527
INSIGNIA FINCL GROUP INC       CS               45767A105      930    85000 SH       SOLE                    85000
KONINKLIJKE AHOLD N V JUN 5 CA CALL             500467303        5    15000 SH  CALL SOLE                    15000
KONINKLIJKE AHOLD N V SEP 7 1/ CALL             500467303        7    34800 SH  CALL SOLE                    34800
OCEAN ENERGY INC NEW DEL       CS               67481E106      300    15000 SH       SOLE                    15000
PANAMERICAN BEVERAGES INC      CS               P74823108     1518    70000 SH       SOLE                    70000
PHARMACIA CORP.                CS               71713U102     9180   212000 SH       SOLE                   212000
PRECISE SOFTWARE SOLUTION LTD  CS               M41450103     4211   253200 SH       SOLE                   253200
QUINTILES TRANSNATIONAL CORP   CS               748767100      611    50257 SH       SOLE                    50257
QWEST COMMUNICATION JAN 5 CALL CALL             749121109       11    20000 SH  CALL SOLE                    20000
R S I HOLDINGS INC.            CS               749723201        5    24999 SH       SOLE                    24999
ROYAL APPLIANCE MFG CO         CS               780076105      355    48300 SH       SOLE                    48300
SPRINT CORP (PCS GROUP)        CS               852061506      174    40000 SH       SOLE                    40000
TAUBMAN CTRS INC               CS               876664103      170    10000 SH       SOLE                    10000